Transfer of Financial Assets (Tables)	12 Months Ended
Mar. 31, 2026
Transfers and Servicing [Abstract]
Roll-Forwards of Amount of Servicing Assets	The servicing assets related to those servicing activities are included in other assets in the consolidated balance sheets and roll-forwards of the amount of the servicing assets during fiscal 2025 and 2026 are as follows:

	Millions of yen
	2025	2026
Beginning balance	¥79,723	¥76,456
Increase mainly from loans sold with servicing retained	8,485	12,149
Decrease mainly from amortization	(10,829)	(11,514)
Increase (Decrease) from the effects of changes in foreign exchange rates	(923)	5,335

Ending balance	¥76,456	¥82,426

Fair Value of Servicing Assets
The fair value of the servicing assets as of March 31, 2025 and 2026 are as follows:

	Millions of yen
	March 31, 2025	March 31, 2026
Beginning balance	¥122,641	¥116,745
Ending balance	¥116,745	¥127,593